Note 17 - Deferred Income Tax and Social Contribution - Deferred Tax Related to Tax Losses (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		R$ 1,513.7	R$ 1,517.4	R$ 579.0
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		1,298.8	R$ 1,739.7
Unused tax losses [member] | Not later than one year [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		179.6
Unused tax losses [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		225.6
Unused tax losses [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		112.7
Unused tax losses [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		196.9
Unused tax losses [member] | Later than four years and not later than Seven years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		120.4
Unused tax losses [member] | Later than seven years and not later than nine years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses	[1]	406.8
Unused tax losses [member] | Later than nine years and not later than ten years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses	[1]	R$ 56.8

[1]	There is no expectation of realization beyond a term of ten years.